Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Provision for (Benefit from) Income Taxes

The domestic and foreign components of total income (loss) before provision for (benefit from) income taxes are as follows:

	Year Ended December 31,
	2025	2024
United States	$(23,534)	$(20,579)
Foreign	(222)	(216)
Total	$(23,756)	$(20,795)

Schedule of Components of the Benefit from Income Taxes

The components of the benefit from income taxes consist of the following:

	Year Ended December 31,
	2025	2024
Deferred:
Federal deferred expense (benefit)	$(1,889)	$3,684
State deferred expense (benefit)	(794)	(1,099)
Foreign deferred expense	67	-
Deferred tax asset valuation allowance	2,616	(2,585)
Total benefit from income taxes	$-	$-

Schedule of Effective Tax Rates and the U.S. Federal Statutory Tax Rate	A reconciliation setting forth the differences between the effective tax rates and the U.S. federal statutory tax rate is as follows:
	Year Ended December 31, 2025
	Amount	Rate
US federal statutory tax rate	$(4,989)	21.0%
State and local income taxes, net of federal income tax effect	-	-%
Foreign tax effects:
Germany	47	(0.2%)
Tax credits	155	(0.7%)
Changes in valuation allowances	(800)	3.4%
Nontaxable or nondeductible items:
Cancellation of debt income	6,704	(28.2%)
Stock-based compensation	(164)	0.7%
Other	3	0.0%
Changes in unrecognized tax benefits	(1,028)	4.3%
Other adjustments	72	(0.3%)
Effective income tax rate	-	-%

A reconciliation setting forth the differences between the effective tax rates and the U.S. federal statutory tax rate, applying ASC 740 prior to the adoption of ASU 2023-09, is as follows:

Year Ended December 31, 2024
Tax benefit at statutory rate	21.0%
State income tax, net of federal benefit	0.2%
Permanent items	(0.6%)
Federal business credits	(0.8%)
Valuation allowance	(14.9%)
Other	(4.9%)
Effective income tax rate	-%

Schedule of Components of Deferred Tax Assets and Liabilities

The components of deferred tax assets and liabilities consisted of the following:

	Year Ended December 31, 2025
	2025	2024
Deferred tax assets:
Net Operating Loss Carryforwards	$42,303	$43,283
Startup/organization costs	3,217	3,130
Tax credits	1,704	1,828
Capitalized research and development	2,061	3,720
Other	1,686	1,251
Total deferred tax assets	50,971	53,212
Valuation allowance	(50,163)	(52,779)
Net total deferred tax assets	808	433
Deferred tax liabilities:
Derivative instruments	(532)	(194)
Other	(276)	(239)
Total deferred tax liabilities	(808)	(433)
Net deferred tax assets	$-	$-

Schedule of Reconciliation of Tax Contingencies

The reconciliation of tax contingencies is as follows:

	Year Ended December 31,
	2025	2024
Gross tax contingencies - beginning of year	$1,480	$516
Gross decreases for current year	(1,028)	-
Gross increases for current year	-	964
Gross tax contingencies - end of year	$452	$1,480